Derivative financial instruments (Fair Values of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 200,333	¥ 257,804
Counterparty netting	(89,364)	(97,617)
Collateral received	(46,590)	(92,146)
Carrying value of derivative assets	64,379	68,041
Total derivative liabilities	(231,915)	(197,156)
Counterparty netting	89,364	97,617
Collateral posted	110,159	55,650
Carrying value of derivative liabilities	(32,392)	(43,889)
Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets	189,613	222,060
Derivative liabilities	(218,068)	(193,546)
Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	74,971	46,425
Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets	114,642	175,635
Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(28,911)	(34,716)
Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(189,157)	(158,830)
Foreign exchange forward and option contracts
Derivatives, Fair Value [Line Items]
Derivative assets	10,720	34,922
Derivative liabilities	(13,847)	(3,610)
Foreign exchange forward and option contracts | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	10,720	34,922
Foreign exchange forward and option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(13,847)	(3,610)
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative assets		822
Derivative liabilities	0	0
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Prepaid expenses and Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets		154
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Investments and other assets - Other
Derivatives, Fair Value [Line Items]
Derivative assets		668
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	¥ 0	¥ 0